Provision for Income Taxes (Details) - Schedule of the Provisions for Income Taxes - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of the Significant Components of the Provisions for Income Taxes [Line Items]
Total provision for income taxes		$ 83,727		$ 208,141	$ 294,716
Current tax provision Kyrgyzstan [Member]
Schedule of the Significant Components of the Provisions for Income Taxes [Line Items]
Total provision for income taxes		83,727		196,116
Current tax provision Cambodia [Member]
Schedule of the Significant Components of the Provisions for Income Taxes [Line Items]
Total provision for income taxes				11,323
Late penalty provision Kyrgyzstan [Member]
Schedule of the Significant Components of the Provisions for Income Taxes [Line Items]
Total provision for income taxes				$ 702